SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2014 Subsequent Event [Member] New Star Lasers Inc [Member]
Subsequent Event [Line Items]
Cash paid for business acquisition		$ 15,901,000		$ 11,000,000
Earn out amount				$ 4,000,000